EXHIBIT 99.3

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-A SERIES

Period	Collection	Accrual	Distribution
From	01-Dec-18	17-Dec-18	15-Jan-19
To	31-Dec-18	15-Jan-19
Days	29

Description of Collateral

On the Distribution Date, the Series 2017-A balances were:

Notes	$515,000,000.00
515,000,000.00
Principal Amount of Debt	515,000,000.00
Required Overcollateralization	$60,409,500.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$2,638,736.31
Series Nominal Liquidation Amount	320,548,236.31

Required Participation Amount	$320,548,236.31
Excess Receivables	$198,395,262.73

Total Collateral	518,943,499.04

Collateral as Percent of Notes	100.77%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,162,841,648.51
Total Principal Collections	($2,093,853,822.06)
Investment in New Receivables	$2,459,215,413.46
Receivables Added for Additional Accounts	$0.00
Repurchases	($64,620,174.56)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($710,345,156.76)
Less Servicing Adjustment	($2,879,228.14)

Ending Balance	$5,750,358,680.45

SAP for Next Period	8.68%

Average Receivable Balance	$5,822,184,969.29
Monthly Payment Rate	35.96%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$21,920,076.57
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$21,920,076.57

Series Allocation Percentage at Month-End	8.68%
Floating Allocation Percentage at Month-End	89.27%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
4/15/2019	10/1/2018	No

Accumulation Account
Beginning	171,666,666.67
Payout	—
Additions	85,833,333.33

Ending Balance	257,500,000.00
Distributions to Investors
A1 Days	29
A1 LIBOR	2.455130%
A1 Applicable Margin	0.310000%

	2.765130%

	Actual	Per $1000
Interest A	1,147,144.90	2.23
Principal A	—	—

		2.23
Total Due Investors	1,147,144.90
Servicing Fee	393,113.90

Excess Cash Flow	159,198.10

Reserve Account
Required Balance	$2,575,000.00
Current Balance	$2,575,000.00

Deficit/(Excess)	$—

‘Status Trigger’

	Threshold	Actual
Status Percentage	10.2%	2.18%

Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		39.40%